POST-EMPLOYMENT BENEFITS - Changes in Defined Benefit Liability (Asset) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit plan (assets) accrued benefit obligations, beginning balance	$ 67
Remeasurements, recognized in other comprehensive income and equity	355	$ (44)
Contributions by employees	36	39
Contributions by employer	179	148
Net defined benefit plan (assets) accrued benefit obligations, ending balance	73	67
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit plan (assets) accrued benefit obligations, beginning balance	365
Current service cost	121	143
Past service recovery	(21)	(43)
Pension expense, recognized in employee salaries and benefits expense	(112)	(116)
Interest (income) cost	8	12
Remeasurements, recognized in other comprehensive income and equity	277	(114)
Remeasurements, recognized in other comprehensive income and equity	154	(54)
Administrative expenses paid from plan assets	(4)	(4)
Net defined benefit plan (assets) accrued benefit obligations, ending balance	451	365
Domestic defined benefit plans | Plan assets
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit plan (assets) accrued benefit obligations, beginning balance	(1,965)	(1,890)
Interest (income) cost	(81)	(73)
Remeasurements, recognized in other comprehensive income and equity	277	(114)
Contributions by employees	36	39
Contributions by employer	179	148
Benefits paid	(86)	(68)
Administrative expenses paid from plan assets	(3)	(3)
Net defined benefit plan (assets) accrued benefit obligations, ending balance	(2,449)	(1,965)
Domestic defined benefit plans | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit plan (assets) accrued benefit obligations, beginning balance	2,330	2,342
Current service cost	121	143
Past service recovery	(21)	(43)
Interest (income) cost	89	85
Contributions by employees	36	39
Benefits paid	(86)	(68)
Remeasurements, recognized in other comprehensive income and equity	431	(168)
Net defined benefit plan (assets) accrued benefit obligations, ending balance	2,900	2,330
Unfunded supplemental benefits for certain executives | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit plan (assets) accrued benefit obligations, beginning balance	67	66
Pension expense, recognized in employee salaries and benefits expense	2	2
Interest (income) cost	3	2
Benefits paid	(4)	(4)
Remeasurements, recognized in other comprehensive income and equity	5	1
Net defined benefit plan (assets) accrued benefit obligations, ending balance	$ 73	$ 67